Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
NETLease Corporate Real Estate ETF
Shareholder Report [Line Items]
Fund Name	NETLease Corporate Real Estate ETF
Class Name	NETLease Corporate Real Estate ETF
Trading Symbol	NETL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NETLease Corporate Real Estate ETF for the period of March 1, 2024, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://netleaseetf.com/resources/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://netleaseetf.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NETLease Corporate Real Estate ETF	$33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://netleaseetf.com/resources/ for more recent performance information.
Net Assets	$ 53,200,979
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$53,200,979
Number of Holdings	22
Portfolio Turnover	5%
30-Day SEC Yield	5.04%
30-Day SEC Yield Unsubsidized	5.04%

Holdings [Text Block]

Top 10 Securities	(%)
Realty Income Corporation	8.1%
VICI Properties, Inc.	8.1%
STAG Industrial, Inc.	8.0%
NNN REIT, Inc.	7.8%
WP Carey, Inc.	7.4%
Safehold, Inc.	4.5%
LXP Industrial Trust	4.2%
Agree Realty Corporation	4.2%
Broadstone Net Lease, Inc.	4.1%
Essential Properties Realty Trust, Inc.	4.1%

Updated Prospectus Web Address	https://netleaseetf.com/resources/.